STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION	STOCK-BASED COMPENSATION
Stock-Based Compensation Plans

In October 2018, our Board of Directors adopted the 2018 Equity Incentive Plan (the ?2018 Plan?) and ceased granting awards under the 2012 Equity and Performance Incentive Plan (the ?2012 Plan?). The 2018 Plan became effective with the completion of our IPO on October 24, 2018. Any remaining shares available for issuance under the 2012 Plan as of our IPO effectiveness date are not available for future issuance. However, shares subject to stock awards granted under the 2012 Plan (a) that expire or terminate without being exercised or (b) that are forfeited under an award, return to the 2018 Plan share reserve for future grant.

Subject to adjustments as described above, the 2018 Plan provides for up to 4.8 million shares of authorized stock to be awarded as stock options, appreciation rights, restricted stock, restricted stock units (?RSUs?), performance shares, performance units, cash incentive awards, and certain other awards based on or related to shares of our common stock. The 2012 Plan provided for up to 8.8?million shares of authorized stock to be awarded as either stock options or RSUs.

During the nine months ended September?28, 2019, we granted 601,548 stock options and 326,059 RSUs to various employees. The stock options have a ten year term and each of the stock options and RSUs vest in accordance with the following schedule: (a) one-third will vest on the first anniversary of the grant date, and (b) an additional one-sixth will vest on the first four six-month anniversaries of the initial vesting date.?

During the nine months ended September?28, 2019, we granted 12,314 RSUs and 9,727 deferred stock units (?DSUs?) to our non-employee members of the Board of Directors. The RSUs and DSUs vest immediately prior to our next annual meeting of our stockholders, subject to the non-employee director?s continued service through the applicable vesting date. However, both awards of RSUs and DSUs are subject to accelerated vesting in the event the non-employee director dies or becomes disabled or in the event of a change in control.

We recognized non-cash stock-based compensation expense of $2.1 million and $2.9 million for the three months ended September?28, 2019 and September?29, 2018, respectively. For the nine months ended September?28, 2019 and September?29, 2018, we recognized non-cash stock-based compensation expense of $10.4 million and $10.0 million, respectively.

As of September?28, 2019, total unrecognized non-cash stock-based compensation expense for unvested options was $7.4 million, which will be recognized over the next three years. As of September?28, 2019, total unrecognized non-cash stock-based compensation expense for unvested performance-based RSUs was $40.6 million. As of September?28, 2019, total unrecognized non-cash stock-based compensation expense for unvested RSUs and DSUs was $6.0 million and $0.2 million, respectively, which will be recognized over the next three years.

Pursuant to the performance-based RSU agreements that each grantee, including each named executive officer, entered into with us, the performance-based RSUs will become fully vested and nonforfeitable upon a transaction that results in Cortec Group Fund V, L.P. and its affiliates (collectively, ?Cortec?), our majority stockholder, ceasing to own 35% or more of the voting power of the outstanding securities of our company, (the ?Cortec Sale?), and the achievement of certain EBITDA targets for calendar years 2018 and 2019, provided that if the Cortec Sale occurs prior to the date on which our Board of Directors certifies that the applicable EBITDA target has been achieved, all performance-based RSUs that have not already been forfeited will become nonforfeitable and shares of our common stock will be delivered to the applicable grantee within 30 days of the performance-based RSUs becoming nonforfeitable. Our Board of Directors has certified that the EBITDA target for calendar year 2018 was achieved. In order to receive their shares, the grantee must remain employed until the date of the Cortec Sale and must not have violated any of the terms of such grantee?s non-competition agreement or other restrictive covenant agreements with us. The performance-based RSUs are not transferable or assignable.

A summary of the balances of our stock-based compensation plans as of September?28, 2019, and changes during the nine months ended September?28, 2019, is presented below (in thousands, except per share data):

	Stock Options				Performance-Based Restricted Stock Units				Restricted Stock Units				Deferred Stock Units
	Number?ofOptions		Weighted Average Exercise Price		Number?ofRSUs		Weighted Average Grant Date Fair Value		Number?ofRSUs		Weighted Average Grant Date Fair Value		Number?ofDSUs		Weighted Average Grant Date Fair Value
Balance, December 29, 2018	2,889?	?	$6.56?	?	1,411?	?	$31.74?	?	7?	?	$17.00?	?	13?	?	$17.00?	?
Granted	601?	?	23.59?	?	??	?	??	?	338?	?	23.69?	?	10?	?	24.80?	?
Exercised/released	(1,570)	?	1.73?	?	??	?	??	?	(10)	?	17.51?	?	??	?	??	?
Forfeited/expired	(102)	?	20.10?	?	(127)	?	31.74?	?	(26)	?	22.84?	?	??	?	??	?
Balance, September 28, 2019	1,818?	?	$15.62?	?	1,284?	?	$31.74?	?	309?	?	$23.81?	?	23?	?	$20.34?	?

Stock Options Fair Value

The exercise price of options granted under the 2012 Plan and 2018 Plan is equal to the estimated fair market value of our common stock at the date of grant. Before our IPO in October 2018, we estimated the fair value of our common stock based on the appraisals performed by an independent valuation specialist. Subsequent to our IPO, we began using the market closing price for our common stock as reported on the New York Stock Exchange.

We estimate the fair value of stock options on the date of grant using a Black-Scholes option-pricing valuation model, which uses the expected option term, stock price volatility, and the risk-free interest rate. The expected option term assumption reflects the period for which we believe the option will remain outstanding. We elected to use the simplified method to determine the expected option term, which is the average of the option?s vesting and contractual term. Our computation of expected volatility is based on the historical volatility of selected comparable publicly-traded companies over a period equal to the expected term of the option. The risk-free interest rate reflects the U.S. Treasury yield curve for a similar instrument with the same expected term in effect at the time of the grant.

The following assumptions were utilized to calculate the fair value of stock options granted during the nine months ended September?28, 2019:

Nine Months Ended
September 28, 2019
Expected option term	6 years
Expected stock price volatility	27% - 35%?	?
Risk-free interest rate	1.64% - 2.53%?	?
Expected dividend yield	?%?	?
Weighted average fair value at date of grant	$7.67?	?

7. STOCK‑BASED COMPENSATION

Stock-based Compensation Plans

In October 2018, the Board adopted the 2018 Plan and ceased granting awards under the 2012 Plan. The 2018 Plan became effective with the completion of our IPO. Any remaining shares available for issuance under the 2012 Plan as of our IPO effectiveness date are not available for future issuance. However, shares subject to stock awards granted under the 2012 Plan (a) that expire or terminate without being exercised, (b) that are forfeited under an award, or (c) that are transferred, surrendered, or relinquished upon the payment of any exercise price by the transfer to us of our common stock or upon satisfaction of any withholding amount, return to the 2018 Plan share reserve for future grant.

Subject to adjustments as described above, the 2018 Plan provides for up to 4.8 million shares of authorized stock to be awarded as stock options, appreciation rights, restricted stock, RSUs, performance shares, performance units, cash incentive awards, and certain other awards based on or related to shares of our common stock. The 2012 Plan provided for up to 8.8 million shares of authorized stock to be awarded as either stock options or RSUs.

We recognized non-cash stock-based compensation expense of $13.2 million, $13.4 million, and $118.4 million for fiscal 2018, fiscal 2017, and fiscal 2016, respectively.

As of December 29, 2018, total unrecognized stock-based compensation expense for unvested options was $12.2 million and will be recognized over the next four years. As of December 29, 2018, total unrecognized stock-based compensation expense for unvested performance-based RSUs was $44.7 million, which will be recognized upon consummation of a change in control. In addition, as of December 29, 2018, total unrecognized stock-based compensation expense for unvested RSUs and deferred stock units (“DSUs”) was $0.1 million and $0.2 million, respectively, which will be will be recognized immediately prior to the first annual meeting of our stockholders at which directors are elected, subject to the non-employee director’s continued service through the applicable vesting date. However, both awards of RSUs and DSUs are subject to accelerated vesting in the event the non-employee director dies or becomes disabled or in the event of a change in control.

Stock-based Compensation Awards

Stock Options

In March 2016, the unvested options outstanding under the 2012 Plan were modified to convert performance‑based options to time‑based options, and to change the vesting period for time‑based options. All options under the 2012 Plan now generally vest over a three‑year period through July 2019 and expire 10 years from the date of grant. In connection with the Special Dividend and pursuant to an anti‑dilution provision in the 2012 Plan, we have been paying the Options Dividend to holders of unvested options as of May 17, 2016. See Note 2 for further discussion.

In connection with the modifications, the incremental fair value of each option was calculated at the date of the modification. This was achieved by calculating the fair value of each option immediately before and after the modification. For any option where the new fair value immediately after the modification was lower than the fair value immediately prior to the modification, no change was made to the original fair value. For those options where the fair value increased as a result of the modification, this incremental compensation cost will be recognized over the remaining requisite service period. As a result of the contingent nature of the performance‑based options, no compensation expense had been recorded prior to their modification, resulting in a significant increase in stock-based compensation expense for fiscal 2016, primarily due to four employees’ awards that were accelerated so that a portion of their options vested immediately. The accelerated vesting of these options resulted in a one‑time non‑cash charge of approximately $104.4 million in fiscal 2016.

In October 2018, in connection with the IPO, we granted time-based stock options to senior executives under the 2018 Plan. The stock options vest in substantially equal installments on the anniversary of the grant date over a four-year period through October 2022 and expire 10 years from the date of grant.

Stock Options Fair Value

The exercise price of options granted under the 2012 Plan and 2018 Plan is equal to the estimated fair market value of our common stock at the date of grant. Before our IPO in October 2018, we estimated the fair value of our common stock based on the appraisals performed by an independent valuation specialist. Subsequent to our IPO, we began using the market closing price for our common stock as reported on the New York Stock Exchange.

We estimate the fair value of stock options on the date of grant using a Black‑Scholes option‑pricing valuation model, which uses the expected option term, stock price volatility, and the risk‑free interest rate. The expected option term assumption reflects the period for which we believe the option will remain outstanding. We elected to use the simplified method to determine the expected option term, which is the average of the options’ vesting and contractual terms. Our computation of expected volatility is based on the historical volatility of selected comparable publicly-traded companies over a period equal to the expected term of the option. The risk‑free interest rate reflects the U.S. Treasury yield curve for a similar instrument with the same expected term in effect at the time of the grant.

The weighted-average grant date fair value per option granted during fiscal 2018, fiscal 2017, and fiscal 2016 was $7.22,  $10.84, and $20.84, respectively. These amounts included previously classified performance‑vested stock options that were modified in March 2016. The following assumptions were utilized to calculate the fair value of stock options granted during the periods indicated below:

	Fiscal
	2018	2017	2016
Expected option term	6 years	5 - 6 years	6 years
Expected stock price volatility	35%	30%	30% - 35%
Risk-free interest rate	2.99%	2.05% - 2.18%	1.31% - 1.57%
Expected dividend yield	–%	–%	–%

A summary of the stock options is as follows for the periods indicated (in thousands, except per share data):

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Balance, December 31, 2015	5,488	$1.27	7.41
Granted	166	50.80
Exercised	(1,564)	0.38
Forfeited/cancelled	(592)	0.73
Expired	—	—
Balance, December 31, 2016	3,498	$4.10	5.99
Granted	77	53.51
Exercised	(156)	0.65
Forfeited/cancelled	(529)	5.71
Expired	(6)	46.63
Balance, December 30, 2017	2,884	$5.22	6.10
Granted	761	18.00
Exercised	(560)	0.47
Forfeited/cancelled	(172)	47.91
Expired	(24)	53.55
Balance, December 29, 2018	2,889	$6.56	6.48	$23,844
Exercisable, December 29, 2018	1,733	$2.36	5.11	$21,596

The total intrinsic value of stock options exercised was $10.0 million, $5.5 million, and $82.4 million for fiscal 2018, fiscal 2017, and fiscal 2016, respectively. The total fair value of stock options vested was $15.2 million, $17.7 million, and $105.7 million for fiscal 2018, fiscal 2017, and fiscal 2016, respectively.

The following is a summary of our non‑vested stock options for the periods indicated (in thousands, except per share data):

	Shares Under	Weighted
	Outstanding	Average Grant
	Options	Date Fair Value
Non-vested options at January 1, 2018	1,433	$20.02
Granted	761	7.22
Forfeited (1)	(141)	17.83
Vested	(898)	16.94
Non-vested options at December 29, 2018	1,155	$14.25

_________________________

(1)	Amount does not include 31,095 of vested stock options cancelled in June 2018.

Performance-Based Restricted Stock Units

During fiscal 2018, our Board of Directors approved the grant of performance-based RSUs to various employees under the 2012 Plan. The performance-based RSUs vest upon the occurrence of a change in control and the achievement of certain Adjusted EBITDA targets for calendar years 2018 and 2019 subject to the grantee’s continued employment through the date of such change in control, provided that if a change in control occurs prior to the date on which our Board of Directors certifies that the applicable Adjusted EBITDA target has been achieved, all RSUs that have not already been forfeited will become nonforfeitable and shares of our common stock will be delivered to the applicable grantee within 30 days of the RSUs becoming nonforfeitable. Certain awards also provide for a portion of the RSUs granted thereunder to become nonforfeitable upon the occurrence of a change in control regardless of any performance targets, subject to the grantee’s continued employment through the date of such change in control.  During fiscal 2018, 385,241 of those RSUs were granted as replacement awards in exchange for 104,411 out‑of‑the‑money stock options, which were cancelled. The concurrent cancellation and replacement was a modification for accounting purposes. GAAP requires continued recognition of the cancelled awards’ fair value plus the recognition of the new awards’ fair value for any awards likely to vest. Any incremental compensation cost resulting from the modification will not be recognized prior to the consummation of a change in control as GAAP deems satisfaction of a change in control contingency to be unlikely.

Non-Employee Director Restricted Stock Units and Deferred Stock Units

Two non-employee directors serving on the Board of Directors were granted 6,666 RSUs under the 2018 Plan, per their respective compensation arrangements, with the awards granted on the date our common stock commenced trading on the NYSE, or October 25, 2018. These non-employee directors were also granted an aggregate of 13,388 DSUs, as a result of their elections to receive DSUs in lieu of RSUs and/or to defer all or a portion of their annual cash retainer, committee membership or chair fees into DSUs. The DSUs were also granted on the date our common stock commenced trading on the NYSE, or October 25, 2018. The RSU and DSU awards will vest in full in one installment on the earlier of (a) the first anniversary of the date of grant or (b) immediately prior to the first annual meeting of our stockholders at which directors are elected, subject to the non-employee director’s continued service through the applicable vesting date. However, both awards of RSUs and DSUs are subject to accelerated vesting in the event the non-employee director dies or becomes disabled or in the event of a change in control. With respect to each award of RSUs and DSUs, from the date of grant until the RSUs or DSUs, as applicable, become nonforfeitable and are paid to the non-employee director (which, in the case of DSUs, will be at the time specified in the applicable deferral election), non-employee directors will accrue dividend equivalents on the number of shares subject to such award as, if and when dividends are paid on shares of our common stock. The definitive terms regarding any RSUs and DSUs will be set forth in the applicable award agreement. For DSUs, the non-employee director will complete a deferral election form specifying the date of payment of any vested DSUs, which shall be the earlier of a date specified by such non-employee director or the six-month anniversary of the cessation of such non-employee director’s service on our Board of Directors. For both the RSUs and DSUs granted to non-employee directors, the expense is amortized through the first annual meeting of our stockholders at which directors are elected, as this is more likely to occur before the first anniversary of the date of grant.

The fair value of the RSUs is based on the closing price of our common stock on the award date. No RSUs were granted prior to 2018. A summary of the performance-based RSUs, RSUs, and DSUs is as follows for the periods indicated (in thousands, except per share data):

	Performance-Based
	Restricted Stock Units		Restricted Stock Units		Deferred Stock Units
		Weighted		Weighted		Weighted
	Number of	Average Grant	Number of	Average Grant	Number of	Average Grant
	RSUs	Date Fair Value	RSUs	Date Fair Value	DSUs	Date Fair Value
Balance, December 30, 2017	—	$—	—	$—	—	$—
Granted	1,426	31.74	7	17.00	13	17.00
Vested	—	—	—	—	—	—
Forfeited/cancelled	(15)	31.74	—	—	—	—
Balance, December 29, 2018	1,411	$31.74	7	$17.00	13	$17.00